Financial Instruments - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Financial Instruments [Line Items]
Estimated fair values of bank guarantees	₨ 4,680.7	$ 62.1	₨ 4,046.1
Margins in the form of cash and fixed deposit available to the bank to reimburse losses realized under guarantees	130,500.0		99,500.0
Outstanding Undrawn commitments to provide loans and financing to customers	539,800.0	7,200.0	452,900.0
Unconditional cancellable commitments	3,806,200.0	50,500.0	3,150,900.0
Guarantees
Financial Instruments [Line Items]
Guarantees, contingent liability recognized in terms of FASB ASC 450	3,011.9		2,589.5
Guarantees
Financial Instruments [Line Items]
Estimated fair values of bank guarantees	₨ 4,191.9	$ 55.6	₨ 3,544.4
Minimum
Financial Instruments [Line Items]
Remaining tenure of guarantees outstanding	1 day
Maximum
Financial Instruments [Line Items]
Remaining tenure of guarantees outstanding	25 years 7 months 6 days